Kayne Anderson

Energy Total Return Fund

FIRST QUARTER REPORT
FEBRUARY 29, 2008

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward-looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Long-Term Investments — 130.4%
Equity Investments(a) — 113.2%
United States — 86.4%
MLP(b)(c) — 54.4%
Atlas Energy Resources, LLC	287	$9,535
Atlas Pipeline Partners, L.P.	174	7,695
BreitBurn Energy Partners L.P.	121	2,670
BreitBurn Energy Partners L.P. — Unregistered(d)	185	3,826
Buckeye Partners, L.P.	36	1,787
Calumet Specialty Products Partners, L.P.	231	6,983
Capital Product Partners L.P.(e)	437	8,819
Constellation Energy Partners LLC	65	1,370
Copano Energy, L.L.C.	32	1,152
Crosstex Energy, L.P.	484	15,289
DCP Midstream Partners, LP	97	3,521
Eagle Rock Energy Partners, L.P.	46	685
Enbridge Energy Management, L.L.C.(e)(f)	740	38,707
Enbridge Energy Partners L.P.	27	1,324
Energy Transfer Partners, L.P.	116	5,540
Enterprise Products Partners L.P.	1,573	48,726
Exterran Partners, L.P.	239	7,822
Global Partners LP	145	3,964
Hiland Partners, LP	58	2,955
Holly Energy Partners, L.P.	86	3,537
Inergy, L.P.	190	5,560
K-Sea Transportation Partners L.P.	35	1,272
Kinder Morgan Management, LLC(e)(f)	2,875	156,724
Legacy Reserves LP	43	908
Magellan Midstream Partners, L.P.	247	10,706
MarkWest Energy Partners, L.P.	58	2,008
MarkWest Energy Partners, L.P. — Unregistered(d)	159	5,373
Martin Midstream Partners L.P.	231	7,815
Natural Resource Partners L.P.	74	2,377
NuStar Energy L.P.	71	3,811
ONEOK Partners, L.P.	212	13,129
OSG America L.P.	144	2,015
Penn Virginia Resource Partners, L.P.	148	3,955
Plains All American Pipeline, L.P.(g)	1,387	66,207

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

MLP(b)(c) — (Continued)
Regency Energy Partners LP	296	$8,771
SemGroup Energy Partners, L.P.	179	4,463
Sunoco Logistics Partners L.P.	88	4,681
Targa Resources Partners LP	267	6,467
TC PipeLines, LP	342	11,690
Teekay LNG Partners L.P.	82	2,459
Teekay Offshore Partners L.P.(e)	381	9,658
TEPPCO Partners, L.P.	129	4,879
Williams Partners L.P.	74	2,748

		513,583

MLP Affiliates — 2.1%
Atlas America, Inc.	79	4,798
Crosstex Energy, Inc.	226	8,093
Energy Transfer Equity, L.P.(h)	169	5,626
Hiland Holdings GP, LP(h)	66	1,645

		20,162

Marine Transportation — 20.2%
Aries Maritime Transport Limited	1,193	7,658
Arlington Tankers Ltd.	615	12,357
Danaos Corporation	45	1,178
Diana Shipping Inc.	315	8,986
Double Hull Tankers, Inc.	1,127	12,684
Eagle Bulk Shipping Inc.	1,040	27,691
Euroseas Ltd.	207	2,894
Genco Shipping & Trading Limited(i)	378	22,004
General Maritime Corporation	205	4,833
Navios Maritime Partners L.P.	27	414
Nordic American Tanker Shipping Limited	132	3,749
OceanFreight, Inc.	424	9,339
Omega Navigation Enterprises, Inc.	1,139	16,658
Paragon Shipping Inc.	138	2,214
Quintana Maritime Limited	1,269	29,221
Seaspan Corporation	631	18,015
Ship Finance International Limited	273	7,047
Teekay Tankers Ltd	236	3,988

		190,930

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value

Coal — 3.8%
Alpha Natural Resources, Inc.	168	$6,808
Arch Coal, Inc.(i)	60	3,065
CONSOL Energy Inc.	57	4,308
Foundation Coal Holdings, Inc.	193	11,127
Peabody Energy Corporation(i)	192	10,862

		36,170

Royalty Trust — 5.9%
Cross Timbers Royalty Trust	103	4,849
Hugoton Royalty Trust	353	9,961
MV Oil Trust	648	15,485
Permian Basin Royalty Trust	750	14,283
San Juan Basin Royalty Trust	272	10,503

		55,081

Total United States (Cost $637,363)		815,926

Canada — 26.8%
Royalty Trust — 26.8%
ARC Energy Trust	1,223	29,278
Baytex Energy Trust	756	16,307
Bonavista Energy Trust	824	24,422
Bonterra Energy Income Trust	36	962
Crescent Point Energy Trust	1,420	39,164
Enerplus Resources Fund	849	36,562
Fairborne Energy Trust(j)	842	5,644
Fording Canadian Coal Trust(i)	134	6,673
Harvest Energy Trust	302	7,399
NAL Oil & Gas Trust	857	11,425
Penn West Energy Trust	1,075	30,322
Peyto Energy Trust	300	6,052
Progress Energy Trust	759	10,022
Vermilion Energy Trust	506	20,055
Zargon Energy Trust	361	8,496

Total Canada (Cost $224,495)		252,783

Total Equity Investments (Cost $861,858)		1,068,709

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	Interest		Maturity	Principal
Description	Rate		Date	Amount	Value

Fixed Income Investments — 17.2%
United States — 15.4%
Coal — 0.5%
Peabody Energy Corporation(i)(k)	4.750%		12/15/66	$4,000	$4,885

Marine Transportation — 1.3%
Navios Maritime Holdings, Inc.	9.500		12/15/14	12,500	12,031

Midstream — 2.5%
SemGroup, L.P.	8.750		11/15/15	10,065	9,360
Targa Resources, Inc.	8.500		11/01/13	15,500	14,376

					23,736

Oilfield Services — 1.3%
Allis-Chalmers Energy Inc.	9.000		1/15/14	8,870	8,116
Dresser, Inc.	(l	)	5/04/15	5,000	4,350

					12,466

Upstream — 7.7%
ATP Oil & Gas Corporation	(m	)	4/14/10	16,342	15,525
Carrizo Oil & Gas, Inc.	(n	)	7/21/10	19,893	18,700
CDX Funding, LLC	(o	)	3/31/13	8,750	7,875
Mariner Energy, Inc.	8.000		5/15/17	3,000	2,880
Mariner Energy, Inc.	7.500		4/15/13	9,000	8,663
Parallel Petroleum Corporation	10.250		8/01/14	6,500	6,403
Petrohawk Energy Corporation	9.125		7/15/13	12,500	12,750

					72,796

Other Energy — 2.1%
Atlas Energy Resources, LLC	10.750		2/01/18	3,500	3,588
Helix Energy Solutions Group, Inc.	9.500		1/15/16	4,000	4,000
Energy Future Holdings Corp.	10.250		11/01/15	5,000	4,875
Energy Future Holdings Corp.	(p	)	10/10/14	7,481	6,845

					19,308

Total United States (Cost $152,118)					145,222

Canada — 1.8%
Royalty Trust — 1.1%
Harvest Operations Corp.	7.875		10/15/11	11,500	10,465

Other Energy — 0.7%
OPTI Canada Inc.	8.250		12/15/14	7,000	6,913

Total Canada (Cost $18,784)					17,378

Total Fixed Income Investments (Cost $170,902)					162,600

Total Long-Term Investments (Cost $1,032,760)					1,231,309

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value

Short-Term Investment — 1.5%
Repurchase Agreement — 1.5%
Bear, Stearns & Co. Inc. (Agreement dated 2/29/2008 to be repurchased at $14,480), collateralized by $14,900 in U.S. Treasury Bonds (Cost $14,478)	1.850	3/03/08		$14,478

Total Investments — 131.9% (Cost $1,047,238)				1,245,787

	No. of
	Contracts

Liabilities
Call Option Contracts Written(j)
United States
Coal
Arch Coal, Inc., call option expiring 3/22/2008 @ $50.00	250	(115)
Arch Coal, Inc., call option expiring 3/22/2008 @ $55.00	250	(30)
Peabody Energy Corporation, call option expiring 3/22/2008 @ $55.00	1,000	(360)
Peabody Energy Corporation, call option expiring 3/22/2008 @ $60.00	500	(65)

		(570)

Marine Transporation
Genco Shipping & Trading Limited, call option expiring 3/22/2008 @ $60.00	500	(150)
Genco Shipping & Trading Limited, call option expiring 3/22/2008 @ $65.00	500	(90)

		(240)

Total Call Option Contracts Written (Premiums received $1,058)		(810)

Unrealized Depreciation on Interest Rate Swap Contracts		(14,109)
Other Liabilities		(19,129)

Total Liabilities		(34,048)
Other Assets		32,147

Total Liabilities in Excess of Other Assets		(1,901)
Preferred Stock at Redemption Value		(300,000)

Net Assets Applicable To Common Stockholders		$943,886

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 32.5% of its net assets invested in securities treated as publicly traded partnerships at February 29, 2008, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
FEBRUARY 29, 2008
(UNAUDITED)

(c)	Includes Limited Liability Companies.

(d)	Fair valued and restricted security. (See Notes 2, 3 and 6).

(e)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(f)	Distributions are paid-in-kind.

(g)	The Fund believes that it may be an affiliate of Plains All American, L.P. (see Note 5).

(h)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(i)	Security or a portion thereof is segregated as collateral on option contracts written or interest rate swap contracts.

(j)	Security is non-income producing.

(k)	Convertible security.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (8.82% as of February 29, 2008).

(m)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.62% as of February 29, 2008).

(n)	Floating rate senior secured second lien credit facility. Security pays interest at a rate of LIBOR + 475 basis points (9.58% as of February 29, 2008).

(o)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 625 basis points (11.39% as of February 29, 2008).

(p)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.60% as of February 29, 2008).

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2008
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value:
Non-affiliated (Cost — $985,136)	$1,165,102
Affiliated (Cost — $47,624)	66,207
Repurchase agreement (Cost — $14,478)	14,478

Total investments (Cost — $1,047,238)	1,245,787
Cash denominated in foreign currency (Cost — $509)	523
Deposits with brokers	15,139
Receivable for securities sold (Cost — $9,139)	9,138
Interest, dividends and distributions receivable (Cost — $7,244)	7,245
Prepaid expenses	102

Total Assets	1,277,934

LIABILITIES
Payable for securities purchased (Cost — $16,991)	16,991
Investment management fee payable	1,253
Call option contracts written, at fair value (Premiums received — $1,058)	810
Accrued directors’ fees and expenses	52
Accrued expenses and other liabilities	833
Unrealized depreciation on interest rate swap contracts	14,109

Total Liabilities	34,048

PREFERRED STOCK
Series A, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series B, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000
Series C, $25,000 liquidation value per share applicable to 4,000 outstanding shares (7,000 shares authorized)	100,000

Total Preferred Stock	300,000

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$943,886

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS CONSIST OF
Common stock, $0.001 par value (32,443,513 shares issued, 32,205,867 shares outstanding and 199,979,000 shares authorized)	$32
Paid-in capital, less distributions in excess of taxable income	752,425
Accumulated net investment income less distributions not treated as tax return of capital	(6,819)
Accumulated net realized gains less distributions not treated as tax return of capital	13,545
Net unrealized gains on investments, foreign currency translations, options and interest rate swap contracts	184,703

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS	$943,886

NET ASSET VALUE PER COMMON SHARE	$29.31

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions:
Non-affiliated investments	$14,659
Affiliated investments	1,179

Total dividends and distributions (after foreign taxes withheld of $1,001)	15,838
Return of capital	(6,818)

Net dividends and distributions	9,020
Interest	3,948

Total Investment Income	12,968

Expenses
Investment management fees	3,951
Administration fees	174
Professional fees	108
Reports to stockholders	49
Custodian fees	47
Directors’ fees	43
Insurance	42
Other expenses	57

Total Expenses — Before Interest Expense and Auction Agent Fees	4,471
Interest expense	467
Auction agent fees	190

Total Expenses	5,128

Net Investment Income	7,840

REALIZED AND UNREALIZED GAINS/(LOSSES)
Net Realized Gains/(Losses)
Investments	20,104
Foreign currency transactions	(106)
Options written	839
Interest rate swap contracts	101

Net Realized Gains	20,938

Net Change in Unrealized Gains/(Losses)
Investments	8,156
Foreign currency translations	44
Options written	1,251
Interest rate swap contracts	(8,797)

Net Change in Unrealized Gains	654

Net Realized and Unrealized Gains	21,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,432
DIVIDENDS TO PREFERRED STOCKHOLDERS	(4,199)

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$25,233

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the Three
	Months Ended		For the Fiscal
	February 29, 2008		Year Ended
	(Unaudited)		November 30, 2007

OPERATIONS
Net investment income	$7,840		$34,782
Net realized gains	20,938		38,505
Net change in unrealized gains	654		115,785

Net Increase in Net Assets Resulting from Operations	29,432		189,072

DIVIDENDS/DISTRIBUTIONS TO PREFERRED STOCKHOLDERS
Dividends from net investment income	(4,199	)(1)	(7,254	)(2)
Dividends from net realized short-term capital gains	—	(1)	(4,653	)(2)
Distributions from net realized long-term capital gains	—	(1)	(4,194	)(2)

Dividends/Distributions to Preferred Stockholders	(4,199)		(16,101)

DIVIDENDS/DISTRIBUTIONS TO COMMON STOCKHOLDERS
Dividends from net investment income	(3,641	)(1)	(26,509	)(2)
Dividends from net realized short-term capital gains	—	(1)	(17,004	)(2)
Distributions from net realized long-term capital gains	—	(1)	(15,329	)(2)
Distributions — return of capital	(12,140	)(1)	—	(2)

Dividends/Distributions to Common Stockholders	(15,781)		(58,842)

CAPITAL STOCK TRANSACTIONS
Underwriting discounts and offering expenses associated with the issuance of preferred stock	—		131
Issuance of 526,629 from treasury shares of common stock from reinvestment of distributions	—		14,111

Net Increase in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	—		14,242

Total Increase in Net Assets Applicable to Common Stockholders	9,452		128,371

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	934,434		806,063

End of period	$943,886		$934,434

(1)	The information presented in each of these items is a current estimate of the characterization of a portion of the total dividends paid to preferred stockholders and common stockholders for the three months ended February 29, 2008 as either dividend (ordinary income) or distribution (long-term capital gains or return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the preferred stock and the common stock dividends made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore it may differ from the preliminary estimates.

(2)	The information presented in each of these items is a characterization of a portion of the total dividends paid to preferred stockholders and common stockholders for the fiscal year ended November 30, 2007 as either dividend (ordinary income) or distribution (long-term capital gains or return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE THREE MONTHS ENDED FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$29,432
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Return of capital distributions	6,818
Realized gains on investments, options and interest rate swap contracts	(21,044)
Unrealized gains (excluding impact on cash of $18 of foreign currency translations)	(636)
Accretion of bond discount	(23)
Purchase of investments	(101,055)
Proceeds from sale of investments	175,490
Purchase of short-term investments, net	(13,563)
Increase in deposits with brokers	(10,889)
Increase in receivable for securities sold	(6,031)
Increase in interest, dividend and distributions receivables	(1,000)
Decrease in prepaid expenses	99
Increase in payable for securities purchased	3,204
Decrease in investment management fee payable	(51)
Increase in option contracts written	211
Increase in accrued expenses and other liabilities	33

Net Cash Provided by Operating Activities	60,995

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment on revolving credit line	(41,000)
Cash dividends paid to preferred stockholders	(4,199)
Cash dividends and distributions paid to common stockholders	(15,781)

Net Cash Used in Financing Activities	(60,980)

NET INCREASE IN CASH	15
CASH — BEGINNING OF PERIOD	508

CASH — END OF PERIOD	$523

Supplemental disclosure of cash flow information:

During the three months ended February 29, 2008, state taxes paid were $68 and interest paid was $473.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

							For the Period
	For the Three		For the Fiscal				June 28, 2005(1)
	Months Ended		Year Ended				through
	February 29, 2008		November 30,				November 30,
	(Unaudited)		2007		2006		2005

Per Share of Common Stock
Net asset value, beginning of period	$29.01		$25.44		$24.13		$23.84	(2)
Income from Investment Operations(3)
Net investment income	0.25		1.09		1.17		0.23
Net realized and unrealized gains	0.67		4.82		2.34		0.33

Total income from investment operations	0.92		5.91		3.51		0.56

Dividends/Distributions — Preferred Stockholders(3)
Dividends from net investment income	(0.13)		(0.23)		(0.44)		—
Dividends from net realized short-term capital gains	—		(0.14)		—		—
Distributions from net realized long-term capital gains	—		(0.13)		—		—

Total dividends/distributions — Preferred Stockholders	(0.13)		(0.50)		(0.44)		—

Dividends/Distributions — Common Stockholders
Dividends from net investment income	(0.12)		(0.83)		(0.86)		(0.23)
Dividends from net realized short-term capital gains	—		(0.53)		(0.81)		(0.04)
Distributions from net realized long-term capital gains	—		(0.48)		—		—
Distributions — return of capital	(0.37)		—		(0.03)		—

Total dividends/distributions — Common Stockholders	(0.49)		(1.84)		(1.70)		(0.27)

Capital Stock Transactions(3)
Effect of common stock repurchased	—		—		0.05		—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		—		(0.11)		—

Total capital stock transactions	—		—		(0.06)		—

Net asset value, end of period	$29.31		$29.01		$25.44		$24.13

Market value per share of common stock, end of period	$25.55		$25.79		$25.00		$21.10

Total investment return based on common stock market value(4)	0.9%		10.2%		27.2%		(14.6)%

Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$943,886		$934,434		$806,063		$776,963
Ratio of expenses to average net assets, including investment management fee waivers	2.2%		2.1%		1.8%		1.5%
Ratio of expenses to average net assets, excluding investment management fee waivers	2.2%		2.2%		2.1%		1.7%
Ratio of net investment income to average net assets	3.4%		3.8%		4.6%		2.3%
Net increase in net assets applicable to common stockholders resulting from operations to average net assets	2.7	%(6)	19.1%		12.3%		2.4	%(6)
Portfolio turnover rate	8.0	%(7)	52.1	%(7)	63.8	%(7)	23.2	%(7)
Auction Rate Preferred Stock, end of period	$300,000		$300,000		$300,000		—
Asset coverage of Auction Rate Preferred Stock	414.6	%(8)	374.0	%(8)	368.7	%(8)	—
Average amount of borrowings outstanding per share of common stock during the period	$1.07		$0.53		$0.08		—

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS — (CONCLUDED)
(amounts in 000’s, except share and per share amounts)

(1)	Commencement of operations.

(2)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(3)	Based on average shares outstanding of 32,205,867; 32,036,996; 31,809,344 and 32,204,000, for the three months ended February 29, 2008; for the fiscal year ended November 30, 2007; for the fiscal year ended November 30, 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(4)	Not annualized for the three months ended February 29, 2008 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of dividends at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized for periods of less than one full year.

(6)	Not annualized.

(7)	Not annualized for the three months ended February 29, 2008 and for the period June 28, 2005 through November 30, 2005. For the three months ended February 29, 2008, calculated based on the purchases of long-term investments of $101,055 devided by the monthly average long-term investment balance of $1,256,762. For the fiscal years ended November 30, 2007 and 2006 and for the period June 28, 2005 through November 30, 2005, calculated based on the sales of long-term investments of $631,131; $642,858 and $89,565 divided by the monthly average long-term investment balance of $1,211,720; $1,008,403 and $386,316, respectively.

(8)	Calculated pursuant to section 18(a)(2)(A) and section 18(a)(2)(B) of the 1940 Act. Represents the value of total assets less all liabilities not represented by Auction Rate Preferred Stock and senior securities representing indebtedness divided by the aggregate amount of Auction Rate Preferred Stock and senior securities representing indebtedness. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional Preferred Stock if at the time of such declaration or incurrence its asset coverage with respect to all senior securities would be less than 200%. For purposes of this test the revolving credit line is considered a senior security representing indebtedness.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2008
(amounts in 000’s, except option contracts written, share and per share amounts)
(UNAUDITED)

1.	Organization

Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005 and commenced operations on June 28, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”

2.	Significant Accounting Policies

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.

B. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern time) no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Currently, the Fund calculates its net asset value on a weekly basis and such calculation is made available on its website, www.kaynefunds.com. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, dividends payable and any borrowings) by the total number of common shares outstanding.

C. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day, except for short sales and call option contracts written, for which the last quoted asked price is used. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more are valued by the Fund using a pricing service. Fixed income securities maturing within 60 days will be valued on an amortized cost basis. The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:

•	Investment Team Valuation. The applicable investments are initially valued by KA Fund Advisors, LLC (“KAFA” or the “Adviser”) investment professionals responsible for the portfolio investments.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

•	Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•	Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.

•	Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly tradable (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an amortization schedule for the discount in accordance with a methodology approved by the Valuation Committee.

SFAS No. 157.  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value.

At February 29, 2008, the Fund held 1.0% of its net assets applicable to common stockholders (0.7% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate fair value of $9,199.

Exchange traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

D. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

E. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.

The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At February 29, 2008, the Fund had no open short sales.

F. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 — Option Contracts Written for more detail on option contracts written.

G. Security Transactions and Investment Income — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend and distribution income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. For the three months ended February 29, 2008, the Fund estimated that 90% of the MLP distributions received and 2% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $6,818 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Gains and Net Change in Unrealized Gains in the accompanying Statement of Operations were increased by $1,362 and $5,456, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded.

H. Dividends and Distributions to Stockholders — Dividends and distributions to common stockholders are recorded on the ex-dividend date. The character of dividends made during the year may differ from their ultimate characterization for federal income tax purposes. Dividend and distributions to stockholders of each series of the Fund’s Auction Rate Preferred Stock are accrued on a daily basis and are determined as described in Note 10 —

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

Preferred Stock. The Fund’s dividends may be comprised of return of capital and ordinary income, which is based on the earnings and profits of the Fund. The Fund is unable to make final determinations as to the tax character of the dividend until the January after the end of the current fiscal year. The Fund informs its common stockholders of the tax character of dividends during that fiscal year in January following such fiscal year.

I. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of dividends it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

J. Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.

Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. As of November 30, 2007, accumulated dividends and distributions to preferred and common stockholders exceeded accumulated net investment income and net realized gains for GAAP purposes by $16,390. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of February 29, 2008, the principal temporary differences were realized losses that were recognized for book purposes, but disallowed for tax purposes due to wash sale rules, and disallowed partnership losses related to the Fund’s MLP investments.

For the fiscal year ended November 30, 2007, the tax character of the total $58,842 dividends and distributions paid to common stockholders was $43,513 (ordinary income) and $15,329 (capital gains). For the fiscal year ended November 30, 2007, the tax character of the $16,101 dividend paid to preferred stockholders was $11,907 (ordinary income) and $4,194 (capital gains).

At February 29, 2008, the identified cost of investments for federal income tax purposes was $1,056,969, and the cash received on option contracts written was $1,058. At February 29, 2008, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$222,011
Gross unrealized depreciation of investments (including options)	(32,945)

Net unrealized appreciation before interest rate swap contracts and foreign currency related translations	189,066
Unrealized depreciation on interest rate swap contracts	(14,025)
Unrealized appreciation on foreign currency related translations	15

Net unrealized appreciation	$175,056

Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.

Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.

As of December 1, 2007, the Fund adopted FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.

The adoption of the interpretation did not have a material effect on the Fund’s net asset value. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Consolidated Statement of Operations. As of February 29, 2008, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions.

K. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.

Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.

L. Offering Costs — Offering costs incurred in connection with the sale of shares of common stock and the issuance of each series of the preferred stock were charged to paid-in capital when the shares were issued.

M. Derivative Financial Instruments — The Fund uses derivative financial instruments (principally interest rate swap contracts) to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period are included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market.

N. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Fair Value

SFAS No. 157.  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value. However, the adoption of the standard does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings.

SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents our assets and liabilities measured at fair value on a recurring basis at February 29, 2008.

			Prices with
		Quoted Prices	Other
		in Active	Observable	Unobservable
		Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Assets at Fair Value
Long-Term Investments	$1,231,309	$1,168,815	$53,295	$9,199

Liabilities at Fair Value
Unrealized depreciation on interest rate swaps	$14,109	—	$14,109	—

The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at February 29, 2008.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments

Balance — November 30, 2007	$31,584
Transfers out of Level 3	(26,993)
Realized gains (losses)	—
Unrealized losses, net	(392)
Purchases, issuances or settlements	5,000

Balance — February 29, 2008	$9,199

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

The $392 of unrealized losses, net, presented in the table above relate to investments that are still held at February 29, 2008, and the Fund presents these unrealized losses on the Statement of Operations — Net Change in Unrealized Gains (Losses).

The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and February 29, 2008.

4.	Concentration of Risk

The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of the aggregate of its net assets and borrowings (“total assets”) in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.

5.	Agreements and Affiliations

A. Investment Management Agreement — The Fund has entered into an Investment Management Agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund.

Pursuant to the Investment Management Agreement, the Fund has agreed to pay the Adviser, as compensation for the services rendered by it, a management fee, payable monthly, equal on an annual basis to 1.25% of the average monthly total assets of the Fund.

For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding common stock and accrued and unpaid dividends on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.

B. Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

The Fund believes that there is significant ambiguity in the application of existing SEC staff interpretations of the term “voting security” to complex structures such as limited partnership interests of the kind in which the Fund

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

invests. As a result, it is possible that the SEC staff may consider that certain securities investments in limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.

In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of securities that it holds as “voting securities” unless the security holders of such class have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.

Affiliated Investments.

Plains All American, L.P. — Robert V. Sinnott is a senior executive of Kayne Anderson Capital Advisors, L.P. (“KACALP”), the managing member of KAFA. Mr. Sinnott also serves as a director on the board of Plains All American GP LLC, the general partner of Plains All American Pipeline, L.P. Members of senior management and various advisory clients of KACALP and KAFA own units of Plains All American GP LLC. Various advisory clients of KACALP and KAFA, including the Fund, own units in Plains All American Pipeline, L.P. The Fund believes that it may be an affiliate of Plains All American, L.P. under federal securities laws.

C. Other Affiliates — For the three months ended February 29, 2008, KA Associates, Inc., an affiliate of the Adviser, did not participate in any agency trades involving affiliated brokerage commissions paid to it by the Fund.

6.	Restricted Securities

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933 and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

At February 29, 2008, the Fund held the following restricted securities.

			Number of				Fair
			Units or				Value	Percent	Percent
		Type of	Principal($)	Acquisition	Cost	Fair	per	of Net	of Total
Investment	Security	Restriction	(in 000s)	Date	Basis	Value	Unit	Assets	Assets

BreitBurn Energy Partners L.P.	Common Units(1)	(2)	185	10/30/2007	$4,801	$3,826	$20.66	0.4%	0.3%
MarkWest Energy Partners, L.P.	Common Units(1)	(2)(3)	159	12/18/2007	4,919	5,373	33.85	0.6	0.4

Total of securities valued by board of directors					$9,720	$9,199		1.0%	0.7%

Atlas Energy Resources, LLC	Corporate Bond(4)	(2)	$3,500	(5)	$3,587	$3,588	n/a	0.4%	0.3%
ATP Oil & Gas Corporation	Term Loan(6)	(2)(7)	$16,342	(5)	16,109	15,525	n/a	1.6	1.2
Carrizo Oil & Gas, Inc.	Term Loan(6)	(2)(7)	$19,893	(5)	20,186	18,700	n/a	2.0	1.5
CDX Funding, LLC	Term Loan(6)	(2)(7)	$8,750	(5)	8,888	7,875	n/a	0.8	0.6
Dresser, Inc.	Term Loan(6)	(2)(7)	$5,000	(5)	4,782	4,350	n/a	0.5	0.4
Energy Future Holdings Corp.	Corporate Bond(4)	(2)	$5,000	(5)	5,028	4,875	n/a	0.5	0.4
Energy Future Holdings Corp.	Term Loan(6)	(2)(7)	$7,481	(5)	7,508	6,845	n/a	0.7	0.5
Helix Energy Solutions Group, Inc.	Corporate Bond(4)	(2)	$4,000	(5)	4,000	4,000	n/a	0.4	0.3
SemGroup, L.P.	Corporate Bond(4)	(2)	$10,065	(5)	9,766	9,360	n/a	1.0	0.7

Total of securities valued by prices provided by market maker or independent pricing service					$79,854	$75,118		7.9%	5.9%

Total of all restricted securities					$89,574	$84,317		8.9%	6.6%

(1)	Restricted security that represents Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Security is valued in accordance with the procedures established by the board of directors as more fully described in Note 2 — Significant Accounting Policies.

(2)	Unregistered security.

(3)	Security subject to lock-up agreement.

(4)	Restricted security that represents Level 1 categorization under SFAS No. 157. Security is valued using quoted unadjusted prices for identical instruments in active markets as described in Note 2 — Significant Accounting Policies.

(5)	Acquired at various times throughout the current fiscal quarter and/or prior fiscal year in terms of principal.

(6)	Restricted security that represents Level 2 categorization under SFAS No. 157. Security is valued using prices provided by a principal market maker, syndicate bank or an independent pricing service as more fully described in Note 2 — Significant Accounting Policies.

(7)	Corporate bank loan with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such security.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

7.	Option Contracts

Transactions in option contracts for the three months ended February 29, 2008 were as follows:

	Number of	Premium
	Contracts	Received

Call Options Written
Options outstanding at beginning of period	4,000	$847
Options written	13,493	3,449
Options written terminated in closing purchase transactions	(1,500)	(348)
Options exercised	(9,243)	(2,313)
Options expired	(3,750)	(577)

Options outstanding at end of period	3,000	$1,058

Put Options Purchased
Options outstanding at beginning of period	—	—
Options purchased	(500)	$56
Options expired	500	56

Options outstanding at end of period	—	—

8.	Investment Transactions

For the three months ended February 29, 2008, the Fund purchased and sold securities in the amount of $101,055 and $175,490 (excluding short-term investments, options and interest rate swaps), respectively.

9.	Revolving Credit Line

The Fund has an uncommitted revolving credit line with Custodial Trust Company (an affiliate of the administrator, Bear Stearns Funds Management Inc.), under which the Fund may borrow from Custodial Trust Company an aggregate amount of up to the lesser of $200,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act, subject to certain limitations imposed by the lender. The credit line is secured by Fund assets held in custody by Custodial Trust Company. For the three months ended February 29, 2008, the average amount outstanding was $34,615 with a weighted average interest rate of 5.33%. As of February 29, 2008, the Fund did not have any outstanding borrowings on the revolving credit line. Any loans under this line are repayable on demand by the lender at any time.

10.	Preferred Stock

The Fund has issued three series of auction rate preferred stock (“Preferred Stock”) for a total of $300,000. Each series (Series A, Series B and Series C) consists of 4,000 outstanding shares and each in the amount of $100,000. The Fund has authorized a total of 21,000 shares of Preferred Stock. The Preferred Stock has rights determined by the Board of Directors. The Preferred Stock has a liquidation value of $25,000 per share plus any accumulated, but unpaid dividends, whether or not declared.

Holders of the Preferred Stock are entitled to receive cash dividend payments at an annual rate that may vary for each rate period. The dividend rates of Series A, B and C Preferred Stock as of February 29, 2008 were 6.28%, 6.29%, and 6.27%, respectively. The weighted average dividend rates of Series A, B and C Preferred Stock for the three months ended February 29, 2008, were 5.49%, 5.95% and 5.19%, respectively. Each rate includes the applicable rate based on the latest results of the auction, and does not include commissions paid to the auction agent in the amount of 0.25%. Under the 1940 Act, the Fund may not declare dividends or make other distribution on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock would be less than 200%.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONTINUED)

Since February 12, 2008, each of the Fund’s series of auction rate preferred stock has failed to generate sufficient investor interest at the maximum allowable rates under the terms of the preferred stock. As a result, the dividend rate on the preferred stock has been set at such maximum rate. Based on the Fund’s current credit ratings, the maximum rate is equal to 200% of the greater of (a) the AA Composite Commercial Paper Rate or (b) the applicable LIBOR rate.

The Preferred Stock is redeemable in certain circumstances at the option of the Fund. The Preferred Stock is also subject to a mandatory redemption if the Fund fails to meet an asset coverage ratio required by law, or fails to cure deficiency as stated in the Fund’s rating agency guidelines in a timely manner.

The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with the holders of shares of common stock as a single class except on matters affecting only the holders of preferred stock or the holders of common stock.

11.	Interest Rate Swap Contracts

The Fund has entered into interest rate swap contracts to partially hedge itself from increasing interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap contracts, which, everything else being held constant, would result in a decline in the net assets of the Fund. In addition, if the counterparty to the interest rate swap contracts defaults, the Fund would not be able to use the anticipated receipts under the swap contracts to offset the interest payments on the Fund’s leverage. At the time the interest rate swap contracts reach their scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement transaction would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap contract early, then the Fund could be required to make a termination payment. As of February 29, 2008, the Fund has entered into ten interest rate swap contracts with UBS AG as summarized below. For all ten swaps, the Fund receives a floating rate, based on one-month LIBOR.

	Notional	Fixed Rate	Unrealized
Termination Dates	Amount	Paid by the Fund	(Depreciation)

9/07/2010	$25,000	4.75%	$(1,399)
9/11/2010	25,000	4.65	(1,339)
11/01/2010	50,000	4.46	(2,507)
12/06/2010	25,000	3.85	(853)
1/09/2011	25,000	4.75	(1,499)
1/22/2011	30,000	3.20	(469)
11/01/2012	25,000	4.30	(1,271)
11/14/2013	25,000	5.00	(2,119)
11/16/2013	10,000	4.95	(819)
12/30/2015	25,000	4.85	(1,834)

	$265,000		$(14,109)

At February 29, 2008, the weighted average duration of the interest rate swap contracts was 3.8 years and the weighted average fixed interest rate was 4.42%.

12.	Common Stock

The Fund has 199,979,000 shares of common stock authorized. There were no transactions in common stock for the three months ended February 29, 2008, and shares outstanding at both February 29, 2008 and November 30, 2007 totaled 32,205,867.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS — (UNAUDITED) (CONCLUDED)

13.  Subsequent Events

On April 2, 2008, a large financial institution made an unsolicited offer to sell to the Fund 765 shares of the Fund’s Series B Preferred Stock for $18,169. The liquidation value was $19,125. The Fund’s Board of Directors approved the purchase, noting that the Fund has a fiduciary duty to accept an offer that is accretive to its common shareholders.

On April 11, 2008, the Fund paid a dividend to its common stockholders in the amount of $0.495 per share, for a total of $15,942. Of this total, pursuant to the Fund’s dividend reinvestment plan, $5,175 was reinvested into the Fund; 180,700 shares of common stock were purchased in the open market, and 3,142 shares of common stock were issued from treasury shares to satisfy such reinvestment plan.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors, President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
William H. Shea Jr.	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, TX 77002	Bear Stearns Funds Management Inc. 383 Madison Avenue New York, NY 10179

1800 Avenue of the Stars, Second Floor Los Angeles, CA 90067	Stock Transfer Agent and Registrar American Stock Transfer & Trust Company 59 Maiden Lane New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540	PricewaterhouseCoopers LLP 350 South Grand Avenue Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP 55 Second Street, 24th Floor San Francisco, CA 94105

For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kaynefunds.com.

This report, including the financial statements herein, is made available to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.